STOCKHOLDERS' EQUITY (Treasury Stock) (Details) (USD $) In Billions, except Share data in Millions	12 Months Ended			1 Months Ended	12 Months Ended	22 Months Ended	1 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Oct. 31, 2006 Common Stock [Member]	Dec. 31, 2008 Common Stock [Member]	Dec. 31, 2008 Common Stock [Member]	May 31, 2009 Dow ESOP [Member]
Equity, Class of Treasury Stock [Line Items]
Authorization of repurchase of shares				$ 2
Treasury shares acquired (in shares)					21.9	48.1
Shares repurchased to pay tax obligations (in shares)	0.5	0.5	23.0
Shares issued under option and purchase plans (in shares)	7.5	8.7	7.0
Stock option and deferred stock plans (in shares)	5.1	12.2	57.0
Treasury stock sold to ESOP, shares							36.7